SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Period-end HKD:US$ exchange rate	$ 0.12863	$ 0.12899	$ 0.12899	$ 0.12842
Period average HKD:US$ exchange rate	0.12892	$ 0.12869	0.12894	$ 0.12764
Year-end SGD:US$ exchange rate	0.74331		0.75645
Average SGD:US$ exchange rate	$ 0.75071		$ 0.74365